Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Organization and Business Operations
Description of Organization and Business Operations

NOTE 1 — Description of Organization and Business Operations

Organization and Nature of Operations

ScanTech Identification Beam Systems, LLC (the “Company”, “we”, “our”, or “us”), formed in 2011, is developing and deploying security screening systems that protect travelers and other members of the public from criminals, terrorists and other bad actors. It has developed a proprietary Computed Tomography scanning system that uses fixed-gantry technology to detect explosives, weapons, narcotics and other contraband.

Since inception, the Company’s operations have been focused primarily on research and development, product testing, sales and marketing, as well as raising capital to support its domestic and international certification efforts.

On September 8, 2023, the Company signed a definitive Business Combination Agreement with Mars Acquisition Corp..(“Mars”) (Nasdaq: MARX). The combined company is expected to have an estimated post- transaction enterprise value of $110 million, consisting of an estimated equity value of $197.5 million and $48 million in net cash, assuming no redemptions by Mars’ public shareholders. On January 24, 2024, Mars asked Mars’ shareholders to approve an extension of time for Mars to consummate an initial business combination. As of January 24, 2024, Mars Capital Holding Corporation and Mars have entered into Non-Redemption Agreements with several unaffiliated third parties (the “Investors”) on substantially the same terms in exchange for their agreement to not redeem an aggregate of 200,000 ordinary shares in Mars at the Shareholder Meeting. In exchange for the foregoing commitment not to redeem such shares, the Sponsor has agreed to cause ScanTech AI Systems Inc. (“Pubco”) to issue to such Investors an aggregate of 40,000 common Unit of Pubco immediately following the consummation of the initial business combination if they continue to hold such Non-Redeemed Shares through the Shareholder Meeting. Net cash will come from Mars’ approximately $22 million of cash in trust (assuming no additional shareholder redemptions) and any third-party capital the Company is able to raise through the SPAC transaction.

Going Concern Consideration

As of September 30, 2024, the Company had $181,432 in cash, a significant working capital deficit of $180,174,261 and accumulated deficit of $208,402,586. For the nine months ended September 30, 2024, the cash flow used in operating activities was $5,145,379. The Company’s business plan is dependent on several factors, including securing customer agreements, achieving the Transportation Safety Administration’s APSS 6.2 certification, of which are uncertain to occur, and raising capital to fund operations. On September 8, 2023, the Company signed a business combination agreement (“Merger Agreement”) with Mars, a special purpose acquisition company. The Company’s strategic plan includes its business combination with Mars to assist the Company in its efforts to raise capital and grow its business.

The Company expects to continue to incur significant expenditures in pursuit of its growth, merger and capital raising plans and there are no assurances that any of those plans will be successful.

As discussed in Note 11, most of our indebtedness is in default or matures in less than twelve months and is presented as short-term debt in the Balance Sheets. Our operating losses raise substantial doubt about our ability to continue as a going concern for one year from the date the financial statements are issued or available to be issued.

We currently have almost no cash resources and significantly greater current liabilities than current assets. The majority of our funding has been advances from Seaport Group LLC Profit Sharing Plan (“Seaport”). Should Seaport cease to make such advances prior to us obtaining other sources of financing sufficient to pay its expenses and current liabilities, we would be unable to continue in business.

Historically, we have financed operations primarily through cash generated from debt offerings and equity raises. Our primary short-term requirements for liquidity and capital are to fund general working capital and capital expenditures. Our principal long-term working capital uses primarily include research and development expenses, operational payroll and development of scanning for customers.

Our liquidity needs will be dependent both on the performance of our business and on the amount of proceeds we realize through the Business Combination. If we do not realize sufficient proceeds from the Business Combination to carry out our business plan or if our business does not perform as we expect, we may be required to pursue additional financing sources or take other measures to improve our liquidity. See “Risk Factors — ScanTech may require substantial additional funding to finance our operations, but adequate additional financing may not be available when we need it, on acceptable terms or at all.”

As a result of the foregoing, Management has determined that there is substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date the financial statements are available for issuance.

NOTE 1 — Description of Organization and Business Operations

Organization and Nature of Operations

ScanTech Identification Beam Systems, LLC (the “Company”), formed in 2011, is developing and deploying security screening systems that protect travelers and other members of the public from criminals, terrorists and other bad actors. It has developed a proprietary Computed Tomography scanning system that uses fixed-gantry technology to detect explosives, weapons, narcotics and other contraband.

Since inception, the Company’s operations have been focused primarily on research and development, product testing, sales and marketing, as well as raising capital to support its domestic and international certification efforts.

On September 8, 2023, the Company signed a definitive Business Combination Agreement with Mars Acquisition Corp. (“Mars”) (Nasdaq: MARX). The combined company is expected to have an estimated post- transaction enterprise value of $110 million, consisting of an estimated equity value of $197.5 million and $48 million in net cash, assuming no redemptions by Mars’ public shareholders. On January 24, 2024, Mars experienced a partial redemption of $51 million. Net cash will come from Mars’ approximately $22 million of cash in trust (assuming no additional shareholder redemptions) and any third-party capital the Company is able to raise through the SPAC transaction.

Going Concern Consideration

As of December 31, 2023, the Company had $333,084 in cash, a significant working capital deficit of $132,580,524 and accumulated deficit of $159,184,883. For the year ended December 31, 2023, the cash flow used in operating activities was $5,433,935. The Company has no revenue as of the balance sheet date. The Company’s business plan is dependent on several factors, including securing customer agreements, achieving the Transportation Safety Administration’s APSS 6.2 certification, of which are uncertain to occur, and raising capital to fund operations. On September 8, 2023, the Company signed a business combination agreement (“Merger Agreement”) with Mars, a special purpose acquisition company. The Company’s strategic plan includes its business combination with Mars to assist the Company in its efforts to raise capital and grow its business.

The Company expects to continue to incur significant expenditures in pursuit of its growth, merger and capital raising plans and there are no assurances that any of those plans will be successful.

As discussed in Note 12, most of our indebtedness is in default or matures in less than twelve months and is presented as short-term debt in the Balance Sheets. Our operating losses raise substantial doubt about our ability to continue as a going concern for one year from the date the financial statements are issued or available to be issued. As a result, our independent registered public accounting firm included an explanatory paragraph in its report on our financial statements as of and for the years ended December 31, 2023 and 2022 with respect to this uncertainty.

We currently have almost no cash resources and significantly greater current liabilities than current assets. For 30 months, the majority of our funding has been advances from Seaport Group LLC Profit Sharing Plan (“Seaport”). Should Seaport cease to make such advances prior to us obtaining other sources of financing sufficient to pay its expenses and current liabilities, we would be unable to continue in business.

Historically, we have financed operations primarily through cash generated from debt offerings and equity raises. Our primary short-term requirements for liquidity and capital are to fund general working capital and capital expenditures. Our principal long-term working capital uses primarily include research and development expenses and operational payroll.

As of December 31, 2023 and 2022, our cash balance was $333,084 and $92,975, respectively. Our liquidity needs will be dependent both on the performance of our business and on the amount of proceeds we realize through the Business Combination. If we do not realize sufficient proceeds from the Business Combination to carry out our business plan or if our business does not perform as we expect, we may be required to pursue additional financing or take other measures to improve our liquidity. See “Risk Factors — ScanTech may require substantial additional funding to finance our operations, but adequate additional financing may not be available when we need it, on acceptable terms or at all.”

As a result of the foregoing, Management has determined that there is substantial doubt about the Company’s ability to continue as a going concern for one year from the date the financial statements are issued.